DEPOSITS DEPOSITS (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deposits [Abstract]
Time Deposit Maturities, Next Twelve Months	$ 783,451
Time Deposit Maturities, Year Two	315,274
Time Deposit Maturities, Year Three	122,165
Time Deposit Maturities, Year Four	68,532
Time Deposit Maturities, Year Five	27,394
Time Deposit Maturities, after Year Five	289
Time	$ 1,317,105	$ 1,321,843